UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	August 15, 2011

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  155

Form 13F Information Table Value Total: $4,018,443

List of Other Included Managers:  None
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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Bank of America	        7.25%CNV PFD L	060505682	 3,274 		 3,265 		Sole		3,265
Durect Corporation	COM	        266605104	 1,796 		 884,940 	Sole		884,940
Emmis Comm Corp	        PFD CV SER A	291525202	 4,424 		 228,633 	Sole		228,633
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 90,414 	 643,516 	Sole		643,516
Hologic Inc	        COM	        436440101	 956 		 47,410 	Sole		47,410
MGIC Investment Corp	COM	        552848103	 688 		 115,617 	Sole		115,617
Raytheon Company	COM NEW	        755111507	 113 		 2,266 		Sole		2,266
Stanley Black & Decker	UNIT 99/99/9999	854502309	 105,128 	 877,158 	Sole		877,158
Teva Pharm	        ADR	        881624209	 6,589 		 136,643 	Sole		136,643
Wells Fargo & Company	PERP PFD CNV A	949746804	 19,707 	 18,600 	Sole		18,600
iPath S&P 500 	        IPTH S&P VIX	06740C261	 79 		 3,750 		Sole		3,750
BlackRock, Inc.	        COM	        09247X101	 916 		 4,776 		Sole		4,776
VelocityShares	        VIX SHT TRM FT	22542D761	 1,772 		 100,000 	Sole		100,000
FiberTower Corp	        COM             31567R209	 2,062 		 1,718,402 	Sole		1,718,402
Fly Leasing	        SPONSORED ADR	34407D109	 293 		 22,097 	Sole		22,097
General Motors Corp	COM	        37045V100	 6,545 		 215,596 	Sole		215,596
Iridium Comm	        COM	        46269C102	 368 		 42,592 	Sole		42,592
Molson Coors Brew Co	CL B	        60871R209	 421 		 9,412 		Sole		9,412
New York Com Bancorp	UNIT 99/99/9999	64944P307	 42,409 	 883,512 	Sole		883,512
ProShares UltraShort 	PSHS ULTSH 20YRS 74347R297	 3,451 		 100,000 	Sole		100,000
Radio One	        CL D NON VTG	75040P405	 1,770 		 1,000,000 	Sole		1,000,000
Aspen Insurance Hldgs	PFD PRP INC EQ	G05384113	 17,641 	 337,620 	Sole		337,620
American Inter'l Group	*W EXP 01/19/202 026874156	 7,836 		 768,279 	Sole		768,279
Bank of America	        *W EXP 01/16/201 060505146	 576 		 103,900 	Sole		103,900
Ford Motor Co	        *W EXP 01/01/201 345370134	 11,173 	 2,132,250 	Sole		2,132,250
Owens Corning 	        *W EXP 10/31/201 690742127	 120 		 29,434 	Sole		29,434
Wells Fargo & Co	*W EXP 10/28/201 949746119	 903 		 97,104 	Sole		97,104
Zions Bancorporation	*W EXP 05/22/202 989701115	 669 		 96,190 	Sole		96,190
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 3,026 		 224,639 	Sole		224,639
General Motors Corp 	*W EXP 07/10/201 37045V118	 4,194 		 195,995 	Sole		195,995
General Motors Corp 	*W EXP 07/10/201 37045V126	 3,170 		 198,987 	Sole		198,987
Iridium Comm	        *W EXP 02/14/201 46269C110	 910 		 316,900 	Sole		316,900
Molycorp Inc.	        PFD CONV SER A	608753208	 3,836 		 33,230 	Sole
AAR Corp	        NOTE 1.750% 2/0	000361AH8	 8,147 		 7,398,000 	Sole
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 1,281 		 950,000 	Sole
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 18,026 	 18,595,000 	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 723 		 710,000 	Sole
Affiliated Managers Gr 	NOTE 3.950% 8/1	008252AL2	 42,091 	 37,665,000 	Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 4,181 		 1,650,000 	Sole
Alliance Data Systems 	NOTE 4.750% 5/1	018581AC2	 4,039 		 1,942,000 	Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 109,166 	 85,620,000 	Sole
Alliant Techsystems	NOTE 3.000% 8/1	018804AK0	 23,573 	 21,000,000 	Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 862 		 859,000 	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 154,941 	 164,481,000 	Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	032346AF5	 1,356 		 1,490,000 	Sole
Annaly Mortgage Mngmt 	NOTE 4.000% 2/1	035710AA0	 2,840 		 2,384,000 	Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 104,796 	 75,665,000 	Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 2,911 		 1,178,000 	Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 13,394 	 12,910,000 	Sole
Central European Dist 	NOTE 3.000% 3/1	153435AA0	 8,583 		 10,310,000 	Sole
Central Euro Media Ent 	NOTE 5.000%11/1	153443AH9	 9,200 		 10,330,000 	Sole
Cephalon Inc	        NOTE 2.000% 6/0	156708AP4	 3,325 		 1,920,000 	Sole
Cephalon Inc	        NOTE 2.500% 5/0	156708AR0	 7,989 		 6,485,000 	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,295 		 2,175,000 	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 27,395 	 26,587,000 	Sole
Cheniere Energy	        NOTE 2.250% 8/0	16411RAE9	 7,001 		 7,900,000 	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 66,710 	 63,876,000 	Sole
China Medical Tech, Inc	NOTE 4.000% 8/1	169483AC8	 14,192 	 19,575,000 	Sole
China Medical Tech, Inc.NOTE 6.250%12/1	169483AE4	 11,138 	 15,000,000 	Sole
United Continental Hold	NOTE 4.500% 1/1	210795PU8	 12,133 	 8,550,000 	Sole
Covanta Holding Corp	NOTE 3.250% 6/0	22282EAC6	 6,994 		 6,118,000 	Sole
Danaher Corporation	NOTE 1/2	235851AF9	 79,700 	 51,740,000 	Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 9,827 		 11,042,000 	Sole
Dixie Group, Inc	SDCV 7.000% 5/1	255519AA8	 133 		 132,000 	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 118,966 	 85,896,000 	Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 12,974 	 14,386,000 	Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	 3,330 		 1,942,000 	Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 4,254 		 2,428,000 	Sole
Equity Residential Prop	NOTE 3.850% 8/1	26884AAV5	 1,998 		 1,942,000 	Sole
Eastman Kodak	        NOTE 7.000% 4/0	277461BJ7	 25,669 	 29,360,000 	Sole
Endo Pharmaceuticals	NOTE 1.750% 4/1	29264FAB2	 2,845 		 1,950,000 	Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 8,899 		 16,790,000 	Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 65,770 	 42,160,000 	Sole
Exide Technologies	FRNT 9/1	302051AL1	 410 		 450,000 	Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 78,272 	 70,003,000 	Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 3,297 		 4,200,000 	Sole
Flotek Industries Inc	NOTE 5.250% 2/1	343389AA0	 49 		 50,000 	Sole
Genco Shipping & Trad 	NOTE 5.000% 8/1	36869MAA3	 25,865 	 31,092,000 	Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 160,820 	 135,072,000 	Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 9,086 		 9,640,000 	Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 8,896 		 10,898,000 	Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 144,569 	 114,737,000 	Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 1,923 		 1,906,000 	Sole
Greenbrier Companies	NOTE 2.375% 5/1	393657AD3	 693 		 720,000 	Sole
Hawaiian Holdings, Inc.	NOTE 5.000% 3/1	419879AD3	 14,686 	 14,435,000 	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 16,803 	 20,367,000 	Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 4,456 		 2,185,000 	Sole
Hutchinson Technology 	NOTE 3.250% 1/1	448407AF3	 12,731 	 15,717,000 	Sole
Hutchinson Technology 	NOTE 8.500% 1/1	448407AG1	 3,513 		 4,391,000 	Sole
iStar Financial 	DEBT 10/0	45031UBF7	 7,114 		 7,850,000 	Sole
Icahn Enterprises LP	FRNT 8/1	451102AB3	 5,513 		 5,720,000 	Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 5,171 		 1,505,000 	Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 178,958 	 149,677,000 	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 82,408 	 65,338,000 	Sole
InterOil Corporation	NOTE 2.750%11/1	460951AC0	 891 		 1,000,000 	Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 155,234 	 135,274,000 	Sole
Life Technologies	NOTE 3.250% 6/1	46185RAM2	 2,663 		 2,502,000 	Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 51,309 	 47,536,000 	Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 16,918 	 16,865,000 	Sole
K-V Pharmaceutical	NOTE 2.500% 5/1	482740AC1	 2,353 		 4,705,000 	Sole
KEMET Corp	        NOTE 2.250%11/1	488360AB4	 389 		 390,000 	Sole
Level 3 Comm, Inc	NOTE 7.000% 3/1	52729NBP4	 68,137 	 42,190,000 	Sole
Level 3 Comm, Inc	NOTE 6.500%10/0	52729NBR0	 3,928 		 1,850,000 	Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 732 		 1,340,000 	Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 143,091 	 164,946,000 	Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 95,401 	 79,377,000 	Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,246 		 2,092,000 	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 2,312 		 2,450,000 	Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 354 		 304,000 	Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 11,237 	 8,339,000 	Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 19,324 	 18,905,000 	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 81,037 	 73,740,000 	Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 10,267 	 11,784,000 	Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 3,826 		 1,942,000 	Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 2,383 		 5,070,000 	Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,059 		 1,921,000 	Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 20,239 	 15,457,000 	Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 2,196 		 1,292,000 	Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 118,588 	 90,956,000 	Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 216 		 160,000 	Sole
Newmont Mining Corp	NOTE 3.000% 2/1	651639AK2	 14,497 	 11,850,000 	Sole
Newpark Resources, Inc.	NOTE 4.000%10/0	651718AC2	 4,451 		 3,800,000 	Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 21,036 	 21,370,000 	Sole
NovaGold Resources Inc.	NOTE 5.500% 5/0	66987EAA5	 3,028 		 2,500,000 	Sole
Old Republic Int'l Corp	NOTE 8.000% 5/1	680223AF1	 44,658 	 39,718,000 	Sole
Omnicom Group	        NOTE 7/0	682134AA9	 107,485 	 97,382,000 	Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	683399AB5	 809 		 680,000 	Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 19,219 	 17,632,000 	Sole
PMI Group, Inc	        NOTE 4.500% 4/1	69344MAK7	 1,211 		 2,360,000 	Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 12,650 	 13,750,000 	Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 28,151 	 24,680,000 	Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 10,534 	 10,600,000 	Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 48,401 	 39,191,000 	Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 6,624 		 7,570,000 	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 24,538 	 23,439,000 	Sole
SBA Comm Corp	        NOTE 4.000%10/0	78388JAM8	 2,733 		 1,942,000 	Sole
SBA Comm Corp	        NOTE 1.875% 5/0	78388JAN6	 14,908 	 13,500,000 	Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 4,274 		 2,930,000 	Sole
Savient Pharmaceuticals	NOTE 4.750% 2/0	80517QAA8	 1,658 		 1,650,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 501 		 500,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 12,118 	 11,500,000 	Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 21,736 	 15,361,000 	Sole
Stanley Black & Decker 	FRNT 5/1	854616AM1	 87,226 	 74,000,000 	Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 41,925 	 35,084,000 	Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 124,348 	 126,165,000 	Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 72,254 	 59,255,000 	Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 19,966 	 17,240,000 	Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 140,296 	 124,431,000 	Sole
3M Co	                NOTE 11/2	88579YAB7	 142,006 	 143,986,000 	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,477 		 2,022,000 	Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 38,025 	 29,460,000 	Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 4,680 		 6,500,000 	Sole
United Rentals Inc	NOTE 4.000%11/1	911363AL3	 4,672 		 1,942,000 	Sole
United States Steel	NOTE 4.000% 5/1	912909AE8	 1,911 		 1,200,000 	Sole
			 4,018,433
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